Finance income	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Finance income	9. Finance income

	Years Ended December 31,
in €‘000	2019	2020	2021
Interest income	4,236	6,661	5,179
Other finance income	98	1,856	118

Total	4,334	8,517	5,297